Significant Accounting Policies - Additional Information (Detail) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 19, 2022	Sep. 30, 2021	Sep. 14, 2021	Sep. 09, 2021	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Line Items]
Accretion of Class A common stock to redemption value					$ 31,636,390
Payments to Acquire Restricted Investments			$ 230,000,000		230,000,000	$ 2,324,312
Minimum Time Limit To Complete Business Combination From The Date Of Initial Public Offer		12 months
Percentage Of Public Shares To Be Redeemed In Case Business Combination Does Not Occur						100.00%
Aggregate Transaction Costs			22,517,064
Stock Underwriting Expenses			2,335,058
Deferred Underwriting Fees Payable						$ 8,050,000
Other Offering Costs			640,129	$ 640,129
Excess Fair Value Of Shares Held By Related Party			11,491,877
Unrecognized Tax Benefits					0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					0	0
Cash, FDIC Insured Amount						250,000
Cash Equivalents, at Carrying Value					0	0
Cash					1,062,653	93,892
Accretion of temporary equity to redemption value					(31,641,174)	(2,458,852)
Cash Held in Trust Account					230,004,784	42,453,107
Common Class A [Member]
Accounting Policies [Line Items]
Accretion of Class A common stock to redemption value					$ 31,641,174	$ 2,458,852
Temporary Equity, Shares Outstanding	4,128,024				23,000,000	4,128,024
Accretion of temporary equity to redemption value					$ 230,004,784	$ 42,453,107
Redemption of Class A common stock ,Shares	18,871,976
Redemption of Class A common stock Value	$ 190,010,529
Additional Paid-in Capital [Member]
Accounting Policies [Line Items]
Accretion of Class A common stock to redemption value					13,567,035
Aggregate Transaction Costs			21,527,390
Retained Earnings [Member]
Accounting Policies [Line Items]
Accretion of Class A common stock to redemption value					$ 18,069,355
Aggregate Transaction Costs			$ 989,674